Lease (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Lease
Summary of Right-of-use Asset and Lease Information
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
The components of lease expense were as follows:
Operating lease cost	$21,498	$15,000	$42,996	$30,000
Short-term lease cost	17,348	717	20,041	3,468
Variable lease cost	11,582	3,900	11,282	7,800
Total lease cost	$50,428	$19,617	$74,319	$41,268
Supplemental cash flow information related to leases was as follows:
	Six Months Ended
	June 30,
	2024	2023
Cash paid for operating cash flows from operating leases	$54,278	$37,800

Weighted-average remaining lease term - operating leases (year)	1.08	0.17
Weighted-average discount rate — operating leases	6.50%	5.50%

	Years Ended
	December 31,
	2023	2022
The components of lease expense were as follows:
Operating lease cost	$70,830	$40,000

Supplemental cash flow information related to leases was as follows:

Cash paid for operating cash flows from operating leases	$79,528	$40,000
Right -of-use assets obtained upon acquisition	$161,665	$81,967

Summary of Supplemental Balance Sheet Information
	June 30,	December 31,
	2024	2023
Operating lease right-of-use asset	$90,164	$129,683

Operating lease liabilities:
Current portion	$83,998	$80,136
Non-current portion	7,266	50,047
	$91,264	$130,183

	December 31,	December 31,
	2023	2022
Operating lease right-of-use asset	$129,683	$39,367

Summary of Future Minimum Lease Payments Under the Operating Lease Liability
Year ending December 31,
2024 (excluding the six months ended June 30, 2024)	$43,396
2025	50,862
Thereafter	-
94,258
Less: Imputed interest	(2,994)
Operating lease liabilities	$91,264

	December 31,	December 31,
	2023	2022
Operating lease liabilities:
Current portion	$80,136	$39,367
Non-current portion	50,047	-
	$130,183	$39,367

Weighted-average remaining lease term - operating leases (year)	1.58	0.67
Weighted-average discount rate — operating leases	6.5%	5.5%

Summary of Maturity of Lease Liabilitis
2024	$85,792
2025	50,862
Thereafter	-
136,654
Less: Imputed interest	(6,471)
Operating lease liabilities	$130,183